Related Party Transactions	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 3 - RELATED PARTY TRANSACTIONS

Under the terms of the Partnership Agreement, the Partnership has paid or is obligated to the General Partner or its affiliates for the following fees:

Acquisition fees of 7% of the gross proceeds from the sale of Partnership Units as compensation for services rendered in connection with the acquisition of Local Limited Partnerships. At the end of all periods presented, the Partnership incurred cumulative acquisition fees of $1,123,220 which have been included in investments in Local Limited Partnerships. Accumulated amortization of these capitalized costs was $277,784, and $240,344, as of March 31, 2012, and 2011, respectively.

Reimbursement of costs incurred by the General Partner or by an affiliate of Associates in connection with the acquisition of Local Limited Partnerships. These reimbursements have not exceeded 2% of the gross proceeds. At the end of all periods presented the Partnership incurred cumulative acquisition costs of $320,920 were included in investments in Local Limited Partnerships. Accumulated amortization was $79,388, and $68,688, as of March 31, 2012, and 2011, respectively.

An annual asset management fee not to exceed 0.5% of the invested assets of the Partnership, as defined. “Invested Assets” means the sum of the Partnership’s investment in Local Limited Partnership interests and the Partnership’s allocable share of mortgage loans on and other debts related to the Housing Complexes owned by such Local Limited Partnerships. Asset management fees of $166,360, $166,360, and $166,360, were incurred during the years ended March 31, 2012, 2011, and 2010, respectively, of which $25,000, $25,000, and $4,000, were paid, respectively.

A subordinated disposition fee in an amount equal to 1% of the sale price of real estate sold by the Local Limited Partnerships. Payment of this fee is subordinated to the Limited Partners receiving distributions equal to their capital contributions and their return on investment (as defined in the Partnership Agreement) and is payable only if services are rendered in the sales effort. No such fee was incurred for all periods presented.

The Partnership reimbursed the General Partner or its affiliates for operating expenses incurred by the Partnership and paid for by the General Partner or its affiliates on behalf of the Partnership. Operating expense reimbursements were $166,445, $39,041, and $4,484, during the years ended March 31, 2012, 2011, and 2010, respectively.

The accrued fees and expenses due to the General Partner and affiliates consist of the following at:

	March 31,
	2012	2011

Asset management fee payable	$1,021,288	$879,928
Expenses paid by the General Partner or an affiliate on behalf of the Partnership	77,453	16,867

Total	$1,098,741	$896,795

The Partnership currently has insufficient working capital to fund its operations. Associates has agreed to continue providing advances sufficient enough to fund the operations and working capital requirements of the Partnership through November 30, 2015.